Deferred Finance Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
Deferred Finance Costs
Financing Costs
Balance at December 31, 2012	$20,727
Additions	16,200
Capitalized into vessel deposits	(472)
Amortization	(3,252)
Deferred charges written-off	(9,957)
Balance at December 31, 2013	$23,246
Additions	8,691
Capitalized into vessel deposits	(355)
Amortization	(7,275)
Deferred charges written-off	(1,977)
Balance at December 31, 2014	$22,330